Restructuring Charges (Detail) (USD $) In Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,815	$ 9,817